Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

MAP II (HR 10)

Supplement Dated May 5, 2022

to the

Contract Prospectus

Dated May 1, 2022

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your Contract Prospectus for future reference.

________________________________________________________________

The prospectus discusses more than one Contract. There are some inadvertent references in the prospectus to “Contract” or “classes of Contract” when it should be “Contracts.” There are no classes of the different Contracts. The different Contracts discussed in the prospectus are the Corporate 401 Contract and the HR 10 Contract. Any noteworthy differences among the different Contracts have been indicated in the prospectus.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received an updating summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s updating summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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